Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands	Total	Cellectis Inc [Member]	Astra Zeneca [Member]	Calyxt Inc [Member]	Share Capital Ordinary Shares [member]	Share Capital Preferred Shares [Member]	Premiums Related to Share Capital [member]		Premiums Related to Share Capital [member] Cellectis Inc [Member]	Currency Translation Adjustment [member]	Currency Translation Adjustment [member] Calyxt Inc [Member]	Retained Earnings (Deficit) [member]	Retained Earnings (Deficit) [member] Calyxt Inc [Member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Attributable to Shareholders of Cellectis [member] Cellectis Inc [Member]	Attributable to Shareholders of Cellectis [member] Astra Zeneca [Member]	Attributable to Shareholders of Cellectis [member] Calyxt Inc [Member]	Non controlling Interests [member]	Non controlling Interests [member] Calyxt Inc [Member]
Beginning balance at Dec. 31, 2021	$ 236,474				$ 2,945		$ 934,696			$ (18,021)		$ (584,129)		$ (114,197)	$ 221,293				$ 15,181
Beginning balance, shares at Dec. 31, 2021					45,484,310
Net income (Loss)	(114,034)													(106,139)	(106,139)				(7,894)
Other comprehensive income (loss)	(8,955)									(10,583)		1,983			(8,600)				(355)
Total Comprehensive income (loss)	(122,989)									(10,583)		1,983		(106,139)	(114,739)				(8,250)
Allocation of prior period loss												(114,197)		114,197
Issuance of Calyxt's common stock and exercise of Calyxt's pre-funded warrants	2,733											1,341			1,341				1,392
Capital Increase				$ 329									$ 162					$ 162		$ 168
Transaction costs related to capital increase		$ (570)		(212)			(570)		$ (570)				(104)			$ (570)		(104)		(108)
Transaction with subsidiaries												2,515			2,515				(2,515)
Exercise of share warrants and employee warrants, amount					$ 10							(10)
Exercise of share warrants and employee warrants, shares					191,658
Non-cash stock-based compensation expense	10,175						8,071								8,071				2,105
Other movements							(359,076)					359,076
Ending Balance at Dec. 31, 2022	125,941				$ 2,955		583,122			(28,605)		(333,365)		(106,139)	117,968				7,973
Ending balance, shares at Dec. 31, 2022					45,675,968
Net income (Loss)	(108,443)													(101,059)	(101,059)				(7,384)
Other comprehensive income (loss)	1,994									(73)		597			524				1,470
Total Comprehensive income (loss)	(106,449)									(73)		597		(101,059)	(100,535)				(5,914)
Allocation of prior period loss												(106,139)		106,139
Capital Increase	69,985				$ 1,401		68,584								69,985
Capital Increase, Shares					25,907,800
Transaction costs related to capital increase		(2,049)					(2,049)		(2,049)							(2,049)
Operation between shareholders												343			343				(343)
Exercise of share warrants and employee warrants, amount	9				$ 9										9
Exercise of share warrants and employee warrants, shares					167,433
Loss of control over Calyxt				(3,625)																$ (3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation				$ (8,022)							$ (8,012)		$ (10)					$ (8,022)
Non-cash stock-based compensation expense	9,092						7,086								7,086				2,006
Other movements	(187)						(133,958)					133,868			(90)				(97)
Ending Balance at Dec. 31, 2023	84,695				$ 4,365		522,785			(36,690)		(304,707)		(101,059)	84,695				0
Ending balance, shares at Dec. 31, 2023					71,751,201
Net income (Loss)	(36,761)													(36,761)	(36,761)
Other comprehensive income (loss)	(2,811)									(2,848)		37			(2,811)				(0)
Total Comprehensive income (loss)	(39,572)									(2,848)		37		(36,761)	(39,572)				(0)
Allocation of prior period loss							(112,911)					11,852		101,059
Capital Increase	140,000				$ 1,505		138,495								140,000
Capital Increase, Shares					0	28,000,000
Transaction costs related to capital increase		$ (207)					(207)	[1]	$ (207)							$ (207)
Derecognition of AstraZeneca SIA derivative			$ (56,970)				(56,970)										$ (56,970)
Exercise of share warrants and employee warrants, amount	0				$ 19		9					(27)			0
Exercise of share warrants and employee warrants, shares					342,672
Non-cash stock-based compensation expense	3,167						3,167								3,167
Other movements	(79)						(79)								(79)
Ending Balance at Dec. 31, 2024	$ 131,033				$ 5,889		$ 494,288			$ (39,537)		$ (292,846)		$ (36,761)	$ 131,033				$ 0
Ending balance, shares at Dec. 31, 2024					72,093,873	28,000,000

[1]	The transaction costs recognized as a reduction of share premium during the twelve-months period ended December 31, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.